Institutional Class | METROPOLITAN WEST HIGH YIELD BOND FUND
METROPOLITAN WEST HIGH YIELD BOND FUND
INVESTMENT OBJECTIVE
The High Yield Bond Fund seeks to maximize long-term total return consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - (USD $)	Institutional Class METROPOLITAN WEST HIGH YIELD BOND FUND Class I
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Institutional Class METROPOLITAN WEST HIGH YIELD BOND FUND Class I
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.61%
Fee Waiver and/or Expense Reimbursement	[2]	0.05%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	0.56%
[1]	Total Annual Fund Operating Expenses will not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund, but does not include Acquired Fund Fees and Expenses.
[2]	Metropolitan West Asset Management, LLC (the "Adviser") has contractually agreed to waive advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expense, AFFE, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.55% of average daily net assets. This contract will remain in place until July 31, 2012. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser. If AFFE had not been incurred, the ratio of annualized operating expenses to average net assets for the year ended March 31, 2011 would have been 0.55%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class METROPOLITAN WEST HIGH YIELD BOND FUND Class I	57	190	335	757

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in high yield bonds (commonly called "junk bonds") which are rated below investment grade or are unrated and determined by the Adviser to be of similar quality. The remainder of the Fund's net assets may be invested in investment grade securities rated by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

Under normal conditions, the portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Adviser will focus the Fund's portfolio holdings in areas of the bond market that the Adviser believes to be relatively undervalued.

Investments include various types of bonds and other securities, typically corporate bonds, mezzanine investments, collateralized bond obligations, collateralized debt obligations, collateralized loan obligations, swaps, credit default swaps, currency futures and options, bank loans, preferred stock, common stock, warrants, asset-backed securities, mortgage-backed securities, foreign securities, U.S. Treasuries and agency securities, cash and cash equivalents, private placements, defaulted debt securities and restricted securities. These investments may have interest rates that are fixed, variable or floating.

Derivatives will be used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements.

PRINCIPAL RISKS

Because the Fund holds securities with fluctuating market prices, the value of the Fund's shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that could cause a decline in value are:

Market Risk:    the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

High Yield Risk:    the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

Price Volatility Risk:    the risk that the value of the Fund's investment portfolio will change as the prices of its investments go up or down.

Interest Rate Risk:    the risk that debt securities will decline in value because of changes in interest rates.

Derivatives and Swaps Risks:    the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Swaps also involve the risks that the counterparty may default and the potential lack of liquidity.

Leverage Risk:    the risk that leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of an increase in the value of the Fund's portfolio securities causing the Fund to be more volatile than if leverage was not used.

Foreign Securities Risk:    The value of the Fund's investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Securities Selection Risk:    the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers' choice of securities.

Portfolio Management Risk:    the risk that an investment strategy may fail to produce the intended results.

Prepayment Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of declining interest rates, the Fund's higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

Extension Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Asset-Backed Securities Investment Risk:    the risk that the impairment of the value of the collateral underlying the security such as non-payment of loans, will result in a reduction in the value of the security.

Liquidity Risk:    the risk that there may be no willing buyer of the Fund's portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

Please see "Additional Fund Information- Principal Risks" for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table compares the average annual total returns of the Fund to broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.

ANNUAL TOTAL RETURNS FOR YEARS ENDED 12/31

YEAR-TO-DATE TOTAL RETURN AS OF JUNE 30, 2011: 4.06%

Highest Performance Quarter	Lowest Performance Quarter
(quarter ended June 30, 2009)	(quarter ended December 31, 2008)
21.65%	-15.36%

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns - Institutional Class METROPOLITAN WEST HIGH YIELD BOND FUND	1 Year	5 Years	Since Inception	Inception Date
Class I	14.22%	9.34%	10.34%	Mar. 31, 2003
Class I Return After Taxes on Distributions	10.91%	5.96%	6.46%	Mar. 31, 2003
Class I Return After Taxes on Distributions and Sale of Fund Shares	9.21%	5.90%	6.51%	Mar. 31, 2003
Barclays Capital U.S. Corporate High Yield Index-2% Issuer Cap (reflects no deduction for fees, expenses or taxes)	14.94%	8.90%	10.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.